American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2025

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2025 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 61.7%
Focused Dynamic Growth Fund Investor Class(2)	286,675	17,762,375
Focused Large Cap Value Fund Investor Class	3,900,057	39,624,582
Growth Fund Investor Class	518,186	26,992,301
Heritage Fund Investor Class	1,181,596	26,645,001
Large Cap Equity Fund Investor Class	949,446	46,200,053
Mid Cap Value Fund Investor Class	1,744,391	26,601,960
Small Cap Growth Fund Investor Class	464,474	9,006,153
Small Cap Value Fund Investor Class	966,354	8,861,467
		201,693,892
International Equity Funds — 38.3%
Emerging Markets Fund Investor Class	2,592,723	29,219,992
Global Real Estate Fund Investor Class	1,048,751	13,633,766
International Growth Fund Investor Class	2,546,972	33,416,278
International Small-Mid Cap Fund Investor Class	1,792,764	17,640,800
International Value Fund Investor Class	1,330,461	13,078,436
Non-U.S. Intrinsic Value Fund Investor Class	1,994,023	18,424,773
		125,414,045
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $235,407,812)		327,107,937
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$327,107,937

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2025 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	$21,177	$195	$2,221	$(1,389)	$17,762	287	$2,854	—
Focused Large Cap Value Fund	44,232	4,041	5,951	(2,697)	39,625	3,900	400	$3,446
Growth Fund	32,780	2,947	5,134	(3,600)	26,993	518	1,855	1,777
Heritage Fund	29,020	3,923	3,732	(2,566)	26,645	1,182	1,269	3,850
Large Cap Equity Fund(4)	50,814	7,149	6,054	(5,709)	46,200	949	1,227	3,029
Mid Cap Value Fund	27,999	2,508	1,484	(2,421)	26,602	1,744	(32)	2,085
Small Cap Growth Fund	10,946	14	1,311	(643)	9,006	464	24	11
Small Cap Value Fund	11,063	800	804	(2,198)	8,861	966	181	614
Emerging Markets Fund	30,496	3,417	4,850	157	29,220	2,593	341	211
Global Real Estate Fund	11,563	2,229	—	(158)	13,634	1,049	—	283
International Growth Fund	33,771	3,170	4,368	843	33,416	2,547	(335)	173
International Small-Mid Cap Fund	18,532	338	612	(617)	17,641	1,793	(98)	267
International Value Fund	12,801	2,423	3,219	1,073	13,078	1,330	26	528
Non-U.S. Intrinsic Value Fund	18,028	2,939	1,698	(844)	18,425	1,994	(165)	1,928
	$353,222	$36,093	$41,438	$(20,769)	$327,108	21,316	$7,547	$18,202
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
(4)Effective December 10, 2024, the name of Sustainable Equity Fund was changed to Large Cap Equity Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.